Expense Example	Feb. 01, 2026 USD ($)
VanEck Alternative Asset Manager ETF | VanEck Alternative Asset Manager ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	128
VanEck Biotech ETF | VanEck Biotech ETF Share Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
VanEck Digital Transformation ETF | VanEck Digital Transformation ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
VanEck Energy Income ETF | VanEck Energy Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
VanEck Environmental Services ETF | VanEck Environmental Services ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	339
Expense Example, with Redemption, 10 Years	768
VanEck Fabless Semiconductor ETF | VanEck Fabless Semiconductor ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
VanEck Gaming ETF | VanEck Gaming ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
VanEck Pharmaceutical ETF | VanEck Pharmaceutical ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
VanEck Retail ETF | VanEck Retail ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
VanEck Robotics ETF | VanEck Robotics ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
VanEck Semiconductor ETF | VanEck Semiconductor ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
VanEck Video Gaming and eSports ETF | VanEck Video Gaming and eSports ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
VanEck Durable High Dividend ETF | VanEck Durable High Dividend ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
VanEck Long/Flat Trend ETF | VanEck Long/Flat Trend ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	436
Expense Example, with Redemption, 10 Years	1,002
VanEck Morningstar Global Wide Moat ETF | VanEck Morningstar Global Wide Moat ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	568
Expense Example, with Redemption, 10 Years	1,331
VanEck Morningstar International Moat ETF | VanEck Morningstar International Moat ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	782
VanEck Morningstar SMID Moat ETF | VanEck Morningstar SMID Moat ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
VanEck Morningstar Wide Moat ETF | VanEck Morningstar Wide Moat ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
VanEck Morningstar Wide Moat Value ETF | VanEck Morningstar Wide Moat Value ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	501
Expense Example, with Redemption, 5 Years	977
Expense Example, with Redemption, 10 Years	2,294
VanEck Social Sentiment ETF | VanEck Social Sentiment ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
VanEck Real Assets ETF | VanEck Real Assets ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	473
Expense Example, with Redemption, 10 Years	1,078
VanEck Commodity Strategy ETF | VanEck Commodity Strategy ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
VanEck Technology TruSector ETF | VanEck Technology TruSector ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	45
VanEck Consumer Discretionary TruSector ETF | VanEck Consumer Discretionary TruSector ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	16
Expense Example, with Redemption, 3 Years	52
VanEck Communication Services TruSector ETF | VanEck Communication Services TruSector ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	$ 45